INVESTMENTS IN SUBSIDIARIES - Summary of Balance Sheet Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries
Non-current assets	$ 122,536	$ 105,430
Non-current liabilities	47,735	46,598
Equity attributable to Non-controlling interests	39,800	32,817
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Current assets	12,815	14,089
Non-current assets	79,668	80,144
Current liabilities	26,575	22,665
Non-current liabilities	35,345	42,092
Equity attributable to Non-controlling interests	18,477	15,067
Equity attributable to owners of entity	12,086	14,409
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries
Current assets	6,398	6,385
Non-current assets	1,616	579
Current liabilities	6,211	6,087
Non-current liabilities	7,067	7,877
Equity attributable to Non-controlling interests	7,153	5,457
Equity attributable to owners of entity	(12,417)	(12,457)
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Current assets	4,732	4,304
Non-current assets	30,435	33,911
Current liabilities	9,838	10,656
Non-current liabilities	12,530	14,390
Equity attributable to Non-controlling interests	5,185	3,129
Equity attributable to owners of entity	7,614	10,040
Subsidiaries with material non-controlling interests | U.K Student Housing
Disclosure of subsidiaries
Current assets		2,255
Non-current assets		0
Current liabilities		114
Non-current liabilities		0
Equity attributable to Non-controlling interests		1,594
Equity attributable to owners of entity		547
Subsidiaries with material non-controlling interests | US Retail
Disclosure of subsidiaries
Current assets	744	561
Non-current assets	29,435	29,681
Current liabilities	5,381	2,293
Non-current liabilities	8,148	11,559
Equity attributable to Non-controlling interests	1,287	1,280
Equity attributable to owners of entity	15,363	15,110
Subsidiaries with material non-controlling interests | US Manufactured Housing
Disclosure of subsidiaries
Current assets	59	61
Non-current assets	3,605	4,279
Current liabilities	2,129	2,593
Non-current liabilities	0	178
Equity attributable to Non-controlling interests	1,161	1,191
Equity attributable to owners of entity	374	378
Subsidiaries with material non-controlling interests | Korea Mixed Use
Disclosure of subsidiaries
Current assets	229	167
Non-current assets	3,814	3,745
Current liabilities	1,829	64
Non-current liabilities	855	2,642
Equity attributable to Non-controlling interests	1,056	936
Equity attributable to owners of entity	303	270
Subsidiaries with material non-controlling interests | UK Short Stay
Disclosure of subsidiaries
Current assets	89	197
Non-current assets	4,816	4,419
Current liabilities	512	485
Non-current liabilities	3,587	3,068
Equity attributable to Non-controlling interests	569	756
Equity attributable to owners of entity	237	307
Subsidiaries with material non-controlling interests | U.S. Hospitality
Disclosure of subsidiaries
Current assets	271	159
Non-current assets	3,600	3,530
Current liabilities	366	373
Non-current liabilities	2,425	2,378
Equity attributable to Non-controlling interests	833	724
Equity attributable to owners of entity	247	$ 214
Subsidiaries with material non-controlling interests | U.S. Logistics
Disclosure of subsidiaries
Current assets	293
Non-current assets	2,347
Current liabilities	309
Non-current liabilities	733
Equity attributable to Non-controlling interests	1,233
Equity attributable to owners of entity	$ 365